Disclosure of share appreciation rights (Details)	12 Months Ended
Dec. 31, 2017 CAD shares
Statement [Line Items]
Share Capital Disclosure Of Share Appreciation Rights 1 | shares	579,660
Share Capital Disclosure Of Share Appreciation Rights 2 | CAD	CAD 4.20
Share Capital Disclosure Of Share Appreciation Rights 3 | shares	690,000
Share Capital Disclosure Of Share Appreciation Rights 4 | CAD	CAD 3.23
Share Capital Disclosure Of Share Appreciation Rights 5 | shares	489,000
Share Capital Disclosure Of Share Appreciation Rights 6 | CAD	CAD 3.30
Share Capital Disclosure Of Share Appreciation Rights 7 | shares	364,500
Share Capital Disclosure Of Share Appreciation Rights 8 | CAD	CAD 5.05
Share Capital Disclosure Of Share Appreciation Rights 9 | shares	(46,668)
Share Capital Disclosure Of Share Appreciation Rights 10 | CAD	CAD 2.21
Share Capital Disclosure Of Share Appreciation Rights 11 | shares	(299,508)
Share Capital Disclosure Of Share Appreciation Rights 12 | CAD	CAD 3.32
Share Capital Disclosure Of Share Appreciation Rights 13 | shares	(109,999)
Share Capital Disclosure Of Share Appreciation Rights 14 | CAD	CAD 4.38
Share Capital Disclosure Of Share Appreciation Rights 15 | shares	(175,332)
Share Capital Disclosure Of Share Appreciation Rights 16 | CAD	CAD 3.67
Share Capital Disclosure Of Share Appreciation Rights 17 | shares	911,993
Share Capital Disclosure Of Share Appreciation Rights 18 | CAD	CAD 3.80
Share Capital Disclosure Of Share Appreciation Rights 19 | shares	579,660
Share Capital Disclosure Of Share Appreciation Rights 20 | CAD	CAD 4.20
Share Capital Disclosure Of Share Appreciation Rights 21 | shares	212,672
Share Capital Disclosure Of Share Appreciation Rights 22 | CAD	CAD 3.69
Share Capital Disclosure Of Share Appreciation Rights 23 | shares	139,170
Share Capital Disclosure Of Share Appreciation Rights 24 | CAD	CAD 3.34